Label	Element	Value
Twin Oak Short Horizon Absolute Return ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Twin Oak Short Horizon Absolute Return ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Twin Oak Short Horizon Absolute Return ETF (“Short Horizon Fund” or the “Fund”) seeks capital appreciation with low price volatility
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	two years from the Fund’s commencement of operations
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less are excluded from the portfolio turnover calculation and these are the only types of instruments expected to be held by the Fund, the Fund does not expect to report a portfolio turnover rate.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then continue to hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is an actively managed exchange-traded fund (“ETF”) whose investment objective is to provide capital appreciation with low price volatility. The Adviser considers ‘low price volatility’ to mean stable returns. The Fund seeks to achieve its objective principally by utilizing defined risk options to generate an absolute return while maintaining a short duration between zero and one year. Defined risk options are options for which the maximum loss for any option during each expiry period is no more than the premium invested to enter the option position. The Fund will not use leverage and does not engage in selling unhedged (“naked”) options.
The Fund will invest in long calls, long puts, and debit spread options. The allocation between various strategies will be based on an assessment by the portfolio managers of the attractiveness of either strategy given current economic and market conditions and the existing holdings of the Fund. In any scenario, long calls will always be paired with long puts and for the vertical debit spreads, long vertical debit call spreads will be paired with long vertical debit put spreads. The primary factors informing the Adviser’s assessment will be price, duration, liquidity, and risk of a position and its impact on the Fund’s overall portfolio. The Adviser believes the Fund’s options trading strategy will contribute to the Fund’s objective of capital appreciation when the value of the underlying asset declines (in the case of put options or vertical debit put spreads) or rises (in the case of call options or vertical debit call spreads). The Adviser expects the option strategies to contribute to low price volatility because a call option and a put option position will always be paired together, for both the long call and long put strategy and the vertical debit spread strategy, and the price movements in the options often move inverse to each other, creating lower Fund-level volatility.
To implement these strategies the Fund will purchase and sell option contracts including exchange-listed options, over-the-counter options (“OTC Options”) or FLexible EXchange® Options (“FLEX Options”) or a combination. FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (“OCC”). Options held by the Fund will include options on domestic equity securities of any market capitalization, options on ETFs that primarily invest in domestic equity securities of any market capitalization, individual equity securities of any market capitalization, and options on equity indices of any market capitalization. The Fund may also hold direct investments in the assets underlying the options as part of the redemption process with authorized participants. The minimum expiry date of an option is zero days and the maximum expiry date is one year.
Call Options. Purchasing a call option gives the Fund the right to purchase shares of the reference asset at a specified price (“strike price”) until a specified date (“expiration date”) (“American-style options”) or at the expiration date (“European-style options”). The buyer of the call option pays an amount (“Premium”) for buying the option. In the event the reference asset appreciates above the strike price, the Fund can exercise the option and receive the reference asset (for physically settled options)or receive the difference between the value of the reference asset and the strike price (for cash settled options). In the event the reference asset closes below the strike price, the call option may end up worthless. In such a case, the Fund’s loss at the time of the option’s expiration is limited to the amount of Premium it paid.
Put Options. Purchasing a put option gives the Fund the right to sell shares of a reference asset at a strike price until the expiration date (“American-style options”) or at the expiration date (“European-style options”). The buyer of the put option pays an amount (“Premium”) for buying the option. In the event the reference asset declines in value below the strike price and the Fund exercises its put option, the Fund will be entitled to sell the reference asset at the strike price by delivering the reference asset (for physically settled options) or receive the difference between the strike price and the value of the reference asset (for cash settled options). In the event the reference asset closes above the strike price as of the expiration date, the put option may end up worthless and the Fund’s loss at the time of the option’s expiration is limited to the amount of Premium it paid.
For the long call and long put strategy, the maximum gain on a long call position is, in theory, infinite and the maximum gain on a long put option is 100% of the Fund’s portfolio.
Illustration of the Fund’s Long Call and Long Put Strategy
This position involves buying a long call and long put. The illustration results in a net purchase price of $19. If the underlying security expires between $90 to $110, the strategy will pay the Fund $20, resulting in a net $1 gain or a 5% net return. If the underlying security expires outside of $90 to $110, the Fund will realize more than $20.
Vertical Debit Spread. A vertical debit spread is an option trading strategy whereby the Fund sells one option and simultaneously purchases another of the same type (either both puts or both calls), but with different strike prices while having the same expiration date. A debit spread leads to an initial expense (net debit) for the Fund because it buys an option at a higher premium and sells another option at a lower premium on the same reference asset. Here, the option bought is nearer to the market price or more in the money (“closer to the money”), while the option sold is more distant from the market price or more out of the money. The debit spreads may be comprised of put spreads and/or call spreads. The Fund’s maximum profit is the difference between the strike prices minus the initial debit. In contrast, the Fund’s maximum loss at the time of the option’s expiration is confined to the initial net debit paid.
In determining whether to employ the vertical debit spread strategy, the Fund’s portfolio managers will assess the pricing of the vertical debit spread compared to the pricing of long calls and long puts. When the vertical debit spread’s price, which is influenced by its duration and strike prices, is more attractive than those of available call and put options, the Adviser will utilize the vertical debit spread strategy, after taking into account other risks at the time.
Illustration of the Fund’s Vertical Debit Spread Strategy
This position involves buying a long call spread and long put spread. The illustration results in a net purchase price of $19. Regardless of the price of the underlying security at expiry, the strategy will pay the Fund $20, resulting in a net $1 gain or a 5% net return.

While the maximum loss on any individual option position is the total premium paid, the Adviser anticipates the maximum loss potential to be limited if a position is held through maturity as the Adviser will pair a put strategy with a call strategy with the same expiry. While one side of the strategy may expire out of the money, therefore losing its entire premium, the other position moves inversely and would therefore expire in the money.
In selecting options for the Fund, the Adviser will consider the return potential of an option relative to its purchase price, duration, liquidity and risks. The Adviser analyzes data from widely used options pricing sources, such as, but not limited to, Bloomberg, CBOE, and ICE, to inform buy and sell decisions. The Fund intends to only utilize European-style options. Typically, the Fund will hold an option until its expiration date, at which point the gains will be reinvested in other investments with the aim of enhancing the Fund’s return.
Although the Fund invests primarily in options, the Fund may also hold cash and cash equivalents, such as money market funds, to provide liquidity and to hold uninvested cash. The Adviser will select investments based on a number of factors, including, but not limited to, the liquidity of the security, the duration of the investment, the price of the security relative to other available investment options, the underlying reference asset, and overall composition of the Fund’s portfolio. The Fund may engage in active and frequent trading. Frequent trading results in increased transaction costs, which can lower the actual return on your investment.
The Adviser has engaged Exchange Traded Concepts, LLC (“ETC” or the “Sub-Adviser”) as sub-adviser to provide trading services as well as proxy voting and other non-portfolio management services to the Fund.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The Fund is new and therefore does not have a performance history for a full calendar year. In the future, performance information for the Fund will be presented in this section. Updated performance information is also available on the Fund’s website at www.twinoaketfs.com. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new and therefore does not have a performance history for a full calendar year. In the future, performance information for the Fund will be presented in this section.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.twinoaketfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Twin Oak Short Horizon Absolute Return ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over long or even short periods of time.
Twin Oak Short Horizon Absolute Return ETF | Options Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Options Risk:
◦Buying or Purchasing Options Risk. Buying options is a speculative activity and entails greater than ordinary investment risks. Many factors influence the price of an option, including the price of the reference asset, the time to expiration, the strike price, interest rates, and the dividend on the reference asset, as a result, the Fund’s investment returns can be impacted by many variables outside the Adviser’s direct control; as those various factors fluctuate, the value of a purchased option can fluctuate by meaningful amounts. Additionally, in the event the reference price is not above the strike price for a call option or below the strike price for a put option at expiry, the option will expire worthless and the Fund will lose its invested premium. Furthermore, the value of the option may be lost if the Adviser fails to exercise such an option at or prior to its expiration. Although the potential for loss may be limited to the amount of premium paid, the value of your investment in the Fund could decline significantly without warning, including to zero.
◦Selling or Writing Options Risk. Writing option contracts can result in losses that exceed the seller’s initial investment and may lead to additional turnover and higher tax liability. The Fund will incur a loss as a result of writing (selling) options (also known as a short option position) if the price of the written option instrument increases in value between the date the Fund writes the option and the date on which the Fund purchases an offsetting position or exits the option. The Fund’s losses are potentially large in a written put transaction and potentially unlimited in a written call transaction. Because of the Fund’s strategy of only coupling written and purchased puts and/or call options with the same expiration date and different strike prices (known as call spreads and put spreads), the Fund expects that the maximum potential loss for the Fund for any given debit spread to be limited to the premium paid.
◦Liquidity Risk. There are no assurances that a liquid market will exist when the buyer seeks to close out an option position. A less liquid trading market may adversely impact the value of the Fund shares, resulting in a discounted price or additional time required to exit a position and result in the Fund being unable to achieve its investment objective. For FLEX Options and OTC Options, the liquidity risk may be more acute given the customized nature relative to more standardized exchange listed options. OTC Options, FLEX Options or deep-in-the-money options may trade less frequently and in smaller volumes than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities, and the Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices.
◦Valuation Risk. European Options held by the Fund, including FLEX Options, OTC Options, and exchange-listed options, are only exercisable at the strike price on their expiration. Prior to expiration, the value of these options will be determined based upon market quotations or using other recognized pricing methods. The value of the options prior to the expiration may vary because of related factors other than the value of the underlying reference asset. These factors include interest rate changes, changing supply and demand, decreased liquidity, and changing volatility levels of the reference asset. During periods of reduced market liquidity or the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value certain option holdings of the Fund becomes more difficult and the judgement of the Adviser (employing the fair value procedures adopted by the Adviser as Valuation Designee of the Board of Trustees of the Trust) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data.

Twin Oak Short Horizon Absolute Return ETF | Options Risk, Buying Or Purchasing Options Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Buying or Purchasing Options Risk. Buying options is a speculative activity and entails greater than ordinary investment risks. Many factors influence the price of an option, including the price of the reference asset, the time to expiration, the strike price, interest rates, and the dividend on the reference asset, as a result, the Fund’s investment returns can be impacted by many variables outside the Adviser’s direct control; as those various factors fluctuate, the value of a purchased option can fluctuate by meaningful amounts. Additionally, in the event the reference price is not above the strike price for a call option or below the strike price for a put option at expiry, the option will expire worthless and the Fund will lose its invested premium. Furthermore, the value of the option may be lost if the Adviser fails to exercise such an option at or prior to its expiration. Although the potential for loss may be limited to the amount of premium paid, the value of your investment in the Fund could decline significantly without warning, including to zero.

Twin Oak Short Horizon Absolute Return ETF | Options Risk, Selling Or Writing Options Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Selling or Writing Options Risk. Writing option contracts can result in losses that exceed the seller’s initial investment and may lead to additional turnover and higher tax liability. The Fund will incur a loss as a result of writing (selling) options (also known as a short option position) if the price of the written option instrument increases in value between the date the Fund writes the option and the date on which the Fund purchases an offsetting position or exits the option. The Fund’s losses are potentially large in a written put transaction and potentially unlimited in a written call transaction. Because of the Fund’s strategy of only coupling written and purchased puts and/or call options with the same expiration date and different strike prices (known as call spreads and put spreads), the Fund expects that the maximum potential loss for the Fund for any given debit spread to be limited to the premium paid.
Twin Oak Short Horizon Absolute Return ETF | Options Risk, Liquidity Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk. There are no assurances that a liquid market will exist when the buyer seeks to close out an option position. A less liquid trading market may adversely impact the value of the Fund shares, resulting in a discounted price or additional time required to exit a position and result in the Fund being unable to achieve its investment objective. For FLEX Options and OTC Options, the liquidity risk may be more acute given the customized nature relative to more standardized exchange listed options. OTC Options, FLEX Options or deep-in-the-money options may trade less frequently and in smaller volumes than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities, and the Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices.
Twin Oak Short Horizon Absolute Return ETF | Options Risk, Valuation Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Valuation Risk. European Options held by the Fund, including FLEX Options, OTC Options, and exchange-listed options, are only exercisable at the strike price on their expiration. Prior to expiration, the value of these options will be determined based upon market quotations or using other recognized pricing methods. The value of the options prior to the expiration may vary because of related factors other than the value of the underlying reference asset. These factors include interest rate changes, changing supply and demand, decreased liquidity, and changing volatility levels of the reference asset. During periods of reduced market liquidity or the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value certain option holdings of the Fund becomes more difficult and the judgement of the Adviser (employing the fair value procedures adopted by the Adviser as Valuation Designee of the Board of Trustees of the Trust) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data.
Twin Oak Short Horizon Absolute Return ETF | Derivatives Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Derivatives Risk. Derivatives include instruments and contracts that are based on, and are valued in relation to, one or more underlying securities, financial benchmarks or indices, or other reference obligation. Derivatives typically have economic leverage inherent in their terms. The primary types of derivatives in which the Fund invests are option contracts. Option contracts can be highly volatile, illiquid and difficult to value, and changes in the value of such instruments held by the Fund may not correlate with the underlying instrument or reference assets, or the Fund’s other investments. Although the value of option contracts depends largely upon price movements in the underlying instrument or reference asset, there are additional risks associated with option contracts that are possibly greater than the risks associated with investing directly in the underlying instruments or reference assets, including illiquidity risk, leverage risk, interest rate risk, and counterparty credit risk. A small position in option contracts could have a potentially large impact on the Fund’s performance. Trading restrictions or limitations may be imposed by an exchange.
Twin Oak Short Horizon Absolute Return ETF | Equity Market Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Equity Market Risk. Common stocks and other equity securities generally increase or decrease in value based on the earnings of a company and on general industry and market conditions. A fund that invests a significant amount of its assets in common stocks and other equity securities is likely to have greater fluctuations in share price than a fund that invests a significant portion of its assets in fixed income securities. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.
Twin Oak Short Horizon Absolute Return ETF | Large Capitalization Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Large Capitalization Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger capitalization companies also may not be able to attain the high growth rates of successful smaller companies. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and medium-sized capitalization companies.
Twin Oak Short Horizon Absolute Return ETF | Medium And Small Capitalization Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Medium and Small Capitalization Risk. Investing in medium and small capitalization companies may involve special risks because those companies may have narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. In addition, securities of these companies are subject to the risk that, during certain periods, the liquidity of particular issuers or industries will shrink or disappear with little forewarning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate. Securities of medium and smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger capitalization companies. Smaller and medium capitalization issuers may also require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position, and may have substantial borrowings or may otherwise have a weak financial condition, and may be susceptible to bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. There is typically less publicly available information about medium and small capitalization companies.
Twin Oak Short Horizon Absolute Return ETF | Cybersecurity Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Cybersecurity Risk. With the Internet and other technologies being essential to conducting business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value (“NAV”), impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.
Twin Oak Short Horizon Absolute Return ETF | Operational Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Operational Risk. Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes. Various operational events or circumstances are outside the Adviser’s control, including instances at third parties. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
Twin Oak Short Horizon Absolute Return ETF | Counterparty Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Counterparty Risk. Fund transactions involving a counterparty are subject to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. OCC acts as guarantor and central counterparty with respect to FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.
Twin Oak Short Horizon Absolute Return ETF | Other Investment Companies Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Other Investment Companies Risk. You will indirectly bear fees and expenses charged by underlying investment companies in addition to the Fund’s direct fees and expenses. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in the underlying investment company. The risk of owning another investment company generally reflects the risks of owning the underlying investments the investment company holds. The Fund also will incur brokerage costs when it purchases and sells ETFs. ETFs may trade at a discount or premium to net asset value.
Twin Oak Short Horizon Absolute Return ETF | Management Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Management Risk. As an actively managed fund, the performance of the Fund will depend on whether or not the Adviser is successful in pursuing the Fund’s investment strategies.
Twin Oak Short Horizon Absolute Return ETF | New Fund Risk Member
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Risk [Text Block]	rr_RiskTextBlock	New Fund Risk. The Fund is a recently organized investment company with limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision. Additionally, the Fund’s investment adviser has not previously managed a registered fund, which may increase the risk of investing in the Fund.
Twin Oak Short Horizon Absolute Return ETF | New Adviser Risk Member
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Risk [Text Block]	rr_RiskTextBlock	New Adviser Risk. Twin Oak is a newly registered investment adviser and has not previously served as an adviser or sub-adviser to a registered investment company. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund’s intended investment objective.
Twin Oak Short Horizon Absolute Return ETF | Large Shareholder Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Large Shareholder Risk. Certain shareholders, including other funds or accounts advised by the Adviser, an Authorized Participant (“AP”), a lead market maker, or another entity may from time to time own a substantial amount of the Fund’s shares. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder would not redeem or sell its investment . Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares. Additionally, the sale by a large shareholder may cause the size of the Fund to decline to a level where it is unable to meet applicable listing requirements.
Twin Oak Short Horizon Absolute Return ETF | Frequent Trading Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Frequent Trading Risk. The Fund may engage in active and frequent trading. Frequent trading may result in greater trading costs and increase the likelihood of a shareholder receiving distributions of taxable gains in the year.
Twin Oak Short Horizon Absolute Return ETF | Tax Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Tax Risk. While the Fund seeks to be managed in a tax efficient manner, there is no guarantee that the Fund will be successful in this endeavor.
Twin Oak Short Horizon Absolute Return ETF | ETF Risks Member
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Risk [Text Block]	rr_RiskTextBlock
•ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. In addition, cash redemptions may incur higher brokerage costs than in-kind redemptions, and these added costs may be borne by the Fund and negatively impact Fund performance.
◦Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making relatively small investments.
◦Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
◦Trading. Although Shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares, and this could lead to differences between the market price of the Shares and the underlying value of those Shares.

Twin Oak Short Horizon Absolute Return ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Concentration Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Twin Oak Short Horizon Absolute Return ETF | ETF Risks, Cash Redemption Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. In addition, cash redemptions may incur higher brokerage costs than in-kind redemptions, and these added costs may be borne by the Fund and negatively impact Fund performance.
Twin Oak Short Horizon Absolute Return ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making relatively small investments.
Twin Oak Short Horizon Absolute Return ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
Twin Oak Short Horizon Absolute Return ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Trading. Although Shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares, and this could lead to differences between the market price of the Shares and the underlying value of those Shares.

Twin Oak Short Horizon Absolute Return ETF | Twin Oak Short Horizon Absolute Return ETF Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TOAK
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.45%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 26
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	103
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	26
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 103
Twin Oak Active Opportunities ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Twin Oak Active Opportunities ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Twin Oak Active Opportunities ETF (“Active Opportunities Fund” or the “Fund”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then continue to hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is an actively managed exchange-traded fund (“ETF”) whose investment objective is to seek long-term capital appreciation. The Fund seeks to achieve its objective by investing in a mix of individual equity securities (e.g. common and preferred stock) of small, medium, and large companies and fixed-income securities such as government or corporate bonds issued by a variety of entities. These fixed-income securities may have varying maturities (e.g. short-term, intermediate or long-term) and credit qualities (e.g. investment grade or below investment grade). The Fund may invest directly in the fixed income securities or utilize other ETFs, which may include other ETFs managed by the Adviser, to achieve the desired exposure.
The Fund uses both a “bottom-up” approach to selecting investments, focusing on the analysis of individual securities as well as a “top-down” approach to manage the overall portfolio characteristics and risks. The bottom-up research approach for equity positions will be driven by the Adviser’s fundamental research on individual securities. For fixed income, the Adviser’s research approach will focus primarily on, but not limited to, the risk return trade off across credit, spreads, duration, and asset class exposures. Bottom-up exposures will then be assessed relative to top-down characteristics of the Fund’s entire portfolio. Additionally, based on the Adviser’s assessment of available market opportunities in equity and fixed income, the Adviser may shift the allocation between equities and fixed income to maximize long-term capital appreciation. The Adviser has discretion to determine how the portfolio’s assets are allocated with the goal of being flexible to a wide variety of market conditions while pursuing the Fund’s investment objective.
The Fund’s asset mix is expected to consist of a combination of equity and fixed-income securities, however, the Adviser reserves the right to invest all of the Fund’s assets in any one asset class depending upon market conditions.
At the discretion of the Adviser, the Fund may invest its assets in cash and cash equivalents, or money market instruments for temporary defensive purposes in response to adverse market, economic or political conditions and to retain flexibility in paying expenses, which may result in the Fund not achieving its investment objective.
The Adviser has engaged Exchange Traded Concepts, LLC (“ETC” or the “Sub-Adviser”) as sub-adviser to provide trading services as well as proxy voting and other non-portfolio management services to the Fund.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The Fund is new and therefore does not have a performance history for a full calendar year. In the future, performance information for the Fund will be presented in this section. Updated performance information is also available on the Fund’s website at www.twinoaketfs.com. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new and therefore does not have a performance history for a full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.twinoaketfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Twin Oak Active Opportunities ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over long or even short periods of time.
Twin Oak Active Opportunities ETF | Equity Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Equity Market Risk. Common stocks and other equity securities generally increase or decrease in value based on the earnings of a company and on general industry and market conditions. A fund that invests a significant amount of its assets in common stocks and other equity securities is likely to have greater fluctuations in share price than a fund that invests a significant portion of its assets in fixed income securities. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.
Twin Oak Active Opportunities ETF | Large Capitalization Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Large Capitalization Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger capitalization companies also may not be able to attain the high growth rates of successful smaller companies. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and medium-sized capitalization companies.
Twin Oak Active Opportunities ETF | Medium And Small Capitalization Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Medium and Small Capitalization Risk. Investing in medium and small capitalization companies may involve special risks because those companies may have narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. In addition, securities of these companies are subject to the risk that, during certain periods, the liquidity of particular issuers or industries will shrink or disappear with little forewarning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate. Securities of medium and smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger capitalization companies. Smaller and medium capitalization issuers may also require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position, and may have substantial borrowings or may otherwise have a weak financial condition, and may be susceptible to bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. There is typically less publicly available information about medium and small capitalization companies.
Twin Oak Active Opportunities ETF | Cybersecurity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cybersecurity Risk. With the Internet and other technologies being essential to conducting business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value (“NAV”), impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.
Twin Oak Active Opportunities ETF | Operational Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Operational Risk. Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes. Various operational events or circumstances are outside the Adviser’s control, including instances at third parties. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
Twin Oak Active Opportunities ETF | Other Investment Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Other Investment Companies Risk. You will indirectly bear fees and expenses charged by underlying investment companies in addition to the Fund’s direct fees and expenses. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in the underlying investment company. The risk of owning another investment company generally reflects the risks of owning the underlying investments the investment company holds. The Fund also will incur brokerage costs when it purchases and sells ETFs. ETFs may trade at a discount or premium to net asset value.
Twin Oak Active Opportunities ETF | Fixed Income Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Fixed Income Securities Risk. Below are several specific risks associated with investments in fixed income securities.
◦Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or repay the security prior to its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund’s income.
◦Credit Risk. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value or default. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes.
◦Duration Risk. Prices of fixed income securities with longer durations are more sensitive to interest rate changes than those with shorter durations.
◦Event Risk. Corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.
◦Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.
◦Interest Rate Risk. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase. This risk will be greater for long-term securities than for short-term securities. Changes in government policy may have adverse effects on investments, volatility, and illiquidity in debt markets.
◦Maturity Risk. The value of fixed income investments is also dependent on their maturity. Generally, the longer the maturity of a fixed income security, the greater its sensitivity to changes in interest rates.
◦Prepayment Risk. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated and the proceeds may have to be invested in securities with lower yields.
◦High-Yield Fixed Income Securities Risk. The fixed income securities held by the Fund that are rated below investment grade (also referred to as “junk” bonds) are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on public perception of the issuer.

Twin Oak Active Opportunities ETF | Fixed Income Securities Risk, Call Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or repay the security prior to its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund’s income.
Twin Oak Active Opportunities ETF | Fixed Income Securities Risk, Credit Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Credit Risk. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value or default. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes.
Twin Oak Active Opportunities ETF | Fixed Income Securities Risk, Duration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Duration Risk. Prices of fixed income securities with longer durations are more sensitive to interest rate changes than those with shorter durations.
Twin Oak Active Opportunities ETF | Fixed Income Securities Risk, Event Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Event Risk. Corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.
Twin Oak Active Opportunities ETF | Fixed Income Securities Risk, Extension Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.
Twin Oak Active Opportunities ETF | Fixed Income Securities Risk, Interest Rate Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Interest Rate Risk. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase. This risk will be greater for long-term securities than for short-term securities. Changes in government policy may have adverse effects on investments, volatility, and illiquidity in debt markets.
Twin Oak Active Opportunities ETF | Fixed Income Securities Risk, Maturity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Maturity Risk. The value of fixed income investments is also dependent on their maturity. Generally, the longer the maturity of a fixed income security, the greater its sensitivity to changes in interest rates.
Twin Oak Active Opportunities ETF | Fixed Income Securities Risk, Prepayment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Prepayment Risk. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated and the proceeds may have to be invested in securities with lower yields.
Twin Oak Active Opportunities ETF | Fixed Income Securities Risk, High-Yield Fixed Income Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	High-Yield Fixed Income Securities Risk. The fixed income securities held by the Fund that are rated below investment grade (also referred to as “junk” bonds) are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on public perception of the issuer.
Twin Oak Active Opportunities ETF | Management Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Management Risk. The performance of the Fund will depend on whether or not the Adviser is successful in pursuing the Fund’s investment strategies.
Twin Oak Active Opportunities ETF | New Fund Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	New Fund Risk. The Fund is a recently organized investment company with no operating history. As a result, prospective investors have no track record or history on which to base their investment decision. Additionally, the Fund’s investment adviser has not previously managed a registered fund, which may increase the risk of investing in the Fund.
Twin Oak Active Opportunities ETF | New Adviser Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	New Adviser Risk. The Adviser is a newly registered investment adviser and has not previously served as an adviser or sub-adviser to a registered investment company. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund’s intended investment objective.
Twin Oak Active Opportunities ETF | Large Shareholder Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Large Shareholder Risk. Certain shareholders, including other funds or accounts advised by the Adviser, an AP, a lead market maker, or another entity may from time to time own a substantial amount of the Fund’s shares. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder would not redeem or sell its investment. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares. Additionally, the sale by a large shareholder may cause the size of the Fund to decline to a level where it is unable to meet applicable listing requirements.
Twin Oak Active Opportunities ETF | Seed Investor Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Seed Investor Risk. There is a risk that certain seed investors may redeem their investments in the Fund. As with redemptions by other large shareholders, such redemptions could have a significant negative impact on the Fund, including on the Fund’s liquidity and the market price of the Fund’s shares. Seed investors may contribute cash and/or securities in kind. Such seed investment may constitute all or a majority of the assets in the Fund. The form of a seed investor’s contribution and any redemption activity by a seed investor can affect, including adversely, the tax efficiency of the Fund.
Twin Oak Active Opportunities ETF | Tax Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Tax Risk. While the Fund seeks to be managed in a tax efficient manner, there is no guarantee that the Fund will be successful in this endeavor. As the Fund may be seeded in-kind, the unrealized gains of the securities held by the Fund might be higher than that of a fund that was seeded with cash; accordingly there is a higher risk of taxable distributions resulting from the on-going portfolio management of this Fund.
Twin Oak Active Opportunities ETF | ETF Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. In addition, cash redemptions may incur higher brokerage costs than in-kind redemptions, and these added costs may be borne by the Fund and negatively impact Fund performance.
◦Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
◦Trading. Although Shares are listed for trading on the Cboe BZX Exchange, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares, and this could lead to differences between the market price of the Shares and the underlying value of those Shares.

Twin Oak Active Opportunities ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Twin Oak Active Opportunities ETF | ETF Risks, Cash Redemption Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. In addition, cash redemptions may incur higher brokerage costs than in-kind redemptions, and these added costs may be borne by the Fund and negatively impact Fund performance.
Twin Oak Active Opportunities ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
Twin Oak Active Opportunities ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
Twin Oak Active Opportunities ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Trading. Although Shares are listed for trading on the Cboe BZX Exchange, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares, and this could lead to differences between the market price of the Shares and the underlying value of those Shares.

Twin Oak Active Opportunities ETF | Twin Oak Active Opportunities ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TSPX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.99%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	315
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	101
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 315

[1]	Estimated for the current fiscal year.
[2]	Twin Oak ETF Company (“Twin Oak” or the “Adviser”), the Fund’s investment adviser, has contractually agreed to reduce the Fund’s management fee from 0.45% to 0.25% of the Fund’s average daily net assets for at least two years from the Fund’s commencement of operations. This agreement may be terminated sooner by mutual agreement of the Fund’s Board of Trustees and Twin Oak.
[3]	Estimated for the current fiscal year.